W. THOMAS CONNER

DIRECT LINE: 202.383.0590

E-mail: thomas.conner@sablaw.com

October 30, 2007

Mr. Mark Cowan

Senior Counsel

Office of Insurance Products

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Genworth Life and Annuity Insurance Company Guaranteed Income Annuity Certificates Initial Registration Statement Filed on Form S-1 File No. 333-142494

Dear Mr. Cowan:

On June 4, 2007, Genworth Life and Annuity Insurance Company (the “Company”) filed the above-referenced registration statement on Form S-1 (the “Registration Statement”). The Company received written comments from the Staff on the Registration Statement by letter dated September 6, 2007. The Staff requested that responses to the comments be made in writing. The Company’s responses are set forth below. For convenience, each response is preceded by the applicable Staff comment in bold. Page references are to the prospectus included in the Registration Statement.

Some of the Staff’s comments requested that certain disclosure in the prospectus contained in the Registration Statement be revised or that additional disclosure be added. Additional or revised disclosure is reflected in the prospectus contained in the Pre-Effective Amendment No. 1 to the Registration Statement (the “Amendment”) being filed herewith.

Mr. Mark Cowan

October 30, 2007

OUTSIDE FRONT COVER PAGE OF PROSPECTUS

1. Please include a cross-reference to the risk factors section, including the page number where it appears in the prospectus. Item 501(b)(5) of Regulation S-K per Item 1 of Form S-1.

RESPONSE

1. This requested disclosure is included in the Amendment.

2. Please provide disclosure regarding the underwriter in accordance with Item 501(b)(8) of Regulation S-K pr Item 1 of Form S-1.

RESPONSE

2. The requested disclosure is included in the Amendment.

PROSPECTUS

3. Summary (pages 4-6).

Please provide the complete mailing address and phone number of registrant’s principal executive offices. See Item 503(b) of Regulation S-K per Item 3 of Form S-1.

RESPONSE

3. The requested disclosure is included in the Amendment.

4. Asset Charges (pages 4 and 14).

a. Please disclose that Asset Charges listed are in addition to those that may be imposed by the Advisor or the mutual and exchange traded funds.

b. Please revise the disclosure which states that “Asset Charges are not invested in a separate account . . .” or explain to the staff the basis for that disclosure.

c. Please disclose the guaranteed maximum charges prior to disclosing current charges.

d. Consider removing the tables that convert the charges to a dollar fee from the Summary.

Mr. Mark Cowan

October 30, 2007

RESPONSE

4.a. The requested disclosure is included in the Amendment.

4.b. The referenced disclosure has been revised by removing it from this section of the prospectus, redrafting it, and moving it to the Risk Factors section of the prospectus in the subsection captioned “Claims Paying Ability of the Company.”

4.c. The requested reordering of the fee tables is reflected in the Amendment.

4.d. The tables converting the Asset Charge rate to a dollar fee have been removed from the prospectus summary included in the Amendment.

5. How does my Certificate work? (pages 5-6)

The disclosure in the first full paragraph on page 6 states that the “Withdrawal Guarantee” is the maximum amount that can be withdrawn each year “without reducing the Withdrawal Guarantee.” Please clarify the disclosure.

RESPONSE

5. The referenced disclosure has been revised to state that the “Withdrawal Guarantee” is the maximum amount that can be withdrawn each year “without reducing the amount of the guaranteed minimum lifetime income under your Certificate.”

6. Third parties may allege intellectual property rights (page 7).

Please explain the consequences to Certificate holders of this disclosure.

RESPONSE

6. The referenced disclosure has been deleted because the Company has determined that the possibility that third parties may infringe the Company’s intellectual property rights does not present a risk material to Certificate holders.

7. Management of Your AssetMark Account (pages 8-10).

a. Please prominently disclose that the asset allocation strategies are intended to reduce the possibility that the Company would be required to make payments under the Group Guaranteed Income Annuity Certificate.

b. Please explain to the staff whether the Company may require that AssetMark amend its asset allocation strategy after it has been approved.

Mr. Mark Cowan

October 30, 2007

c. Please explain to the staff the full role of AssetMark relative to the offering of the guarantee and the selection of a particular strategy, including how the process conforms to the requirements of the Investment Advisers Act of 1940.

d. Please expand on the disclosure on page 10 that the reallocation transaction may have tax consequences.

e. The disclosure on page 9 discusses possible termination of the Certificate if the Certificate holder fails to select another model pursuant to a notice. Please explain to the staff whether the notice is provided to the Certificate holder or to the Advisor.

RESPONSE

7.a. What is the now the seventh paragraph under “Management of Your AssetMark Account” has been revised and expanded as follows:

“Each of the Strategists provides Asset Allocation Models that correspond to one or more of six Risk-Return Profiles, ranging from conservative to aggressive. The goal is to provide clients with a variety of Asset Allocation Models for attaining the client’s investment objectives. The Models that correspond to two of the Profiles – Profiles 3 and 4 – are eligible for use with the Certificate. The use of Asset Allocation Models is intended to reduce your market risk over time, thereby reducing the possibility that we will be required to make payments under the Certificate.”

7.b. While the terms of the Investment Services Agreement to be entered into between the Company and AssetMark have not been fully negotiated, it is expected that such Agreement will require that AssetMark make available at least two Asset Allocation Models eligible for use with the certificates: at least one that has a risk-return profile substantially similar to AssetMark’s Risk-Return Profile 3 (a “balanced growth” asset allocation) and one that has a risk-return profile substantially similar to AssetMark’s Risk-Return Profile 4 (a “growth” asset allocation), as such profiles are described in the current prospectus for the Certificates. The target allocation mix for Profile 3 is 60% equities and 40% fixed income. The target allocation mix for Profile 4 is 80% equities and 20% fixed income. If an Asset Allocation Model remains within its desired risk-return profile, the Company will have no authority whatsoever to amend or cause the amendment of such Model, either in terms of its asset-class allocation or the particular underlying investments in the Model.

If an Asset Allocation Model departed from its desired risk-return profile, it is anticipated that the Company would still have no direct authority to require the amendment of the Model, although it could, of course, bring the issue to AssetMark’s attention and request that AssetMark coordinate with the applicable Strategist maintaining the Model so that it could be revised to fall back within its intended profile. If such a request were denied (or if no such request were made), the Company could require affected Certificate Owners to select another Asset Allocation Model that corresponds to the Owner’s selected profile. Finally, if no available Model would correspond to the particular profile, AssetMark would be in breach of the Investment Services Agreement, and the Company’s only recourse with respect to AssetMark would be to take action against it

Mr. Mark Cowan

October 30, 2007

for breach of such Agreement. In no event would the Company have any authority to require AssetMark to take steps to amend any Asset Allocation Models.

Mr. Mark Cowan

October 30, 2007

7.c. The role of AssetMark relative to the offering of the Certificates and the selection of particular Asset Allocation Model strategies is discussed in the section of the prospectus entitled “Management of Your AssetMark Account.” The disclosure regarding AssetMark’s role in this regard in this section has been substantially revised and expanded. In summary, AssetMark serves as an investment adviser to an Owner for the limited purpose of providing Asset Allocation Models that meet the investment risk criteria required to maintain the guaranteed income benefits provided in the Certificate. AssetMark does not, however, recommend Asset Allocation Models to particular Owners or Clients. The Company will not perform any of these functions.

7.d.	The referenced disclosure has been revised and expanded as reflected in the Amendment.

7.e. The referenced notice is provided directly to the Certificate holder.

8. How is the Initial Withdrawal Guarantee Calculated? (page 11)

Please clarify the disclosure to explain whether the Initial Withdrawal Guarantee will ever decrease as a result of a change in the Withdrawal Guarantee Factor.

RESPONSE

8. Disclosure has been added to the end of the paragraph entitled “What is the Withdrawal Guarantee Factor” to clarify that the Initial Withdrawal Guarantee cannot decrease as a result of a change in the Withdrawal Guarantee Factor, as follows: “Therefore, the Initial Withdrawal Guarantee cannot decrease as a result of a change in the Withdrawal Guarantee Factor.”

9. Other Increases in the Withdrawal Guarantee (page 12).

a. The disclosure indicates the Certificate may contain several endorsements, which are additional features included in the price of the Certificate. The endorsements, however, are not clearly identified in the disclosure.

b. The last sentence of the second paragraph in this section refers to Items 2, 3 and 4, but the prior sentence lists only three items. Please resolve the apparent discrepancy.

c. In the example to the step-up feature, the narrative explanation of the formula appears inconsistent with the numeric example presented. Please clarify the example. Also, the narrative refers to the sum of each individual Addition’s Withdrawal, but the fact pattern does not refer to any disbursement from the Account. Was the term “Withdrawal Guarantee” intended?

Mr. Mark Cowan

October 30, 2007

RESPONSE

9.a. The step-up feature and the increasing Withdrawal Guarantee Factor feature have been removed from the product, so items b and c of this comment are no longer applicable. This section of the prospectus now refers solely to the one remaining endorsement, which although in the form of an endorsement (for state insurance law purposes), is a standard feature of all Certificates at no additional charge.

9.b. See response in 9.a. above.

9.c. See response in 9.a. above.

10. Considerations in managing Withdrawals from my Account (pages 13-14).

Consider disclosing that while you should wait until on or after a Withdrawal Year to begin making withdrawals, the longer you wait after such date to start making withdrawals from your account, the less likely you will be to benefit from your guarantee because of decreasing life expectancy.

RESPONSE

10. This requested disclosure is included in the Amendment.

11. Illustration of How the Certificate Works (page 18).

The current placement of the chart is confusing as to whether it applies to “Example 1” or “Example 1a.” Consider providing a chart following the “Result” for both “Example 1” and “Example 1a.”

RESPONSE

11. The first chart has been more clearly labeled indicating that if relates to Example 1, and a second chart has been added to illustrate Example 1a.

12. Financial Strength of the Company (page 19).

Aside from referring the reader to the financial statements to ascertain the financial condition of the company, please provide plain English disclosure regarding the same, e.g., company rating, etc. The disclosure should also address what would happen if the company was unable to pay for the benefits of the Certificate.

RESPONSE

12. This requested disclosure is included in the Amendment.

Mr. Mark Cowan

October 30, 2007

13. Asset Allocation Issues (page 19).

a. The disclosure states AssetMark has agreed to certain investment parameters for those strategies eligible for use with the Certificate. Please provide disclosure detailing the parameters to which AssetMark has agreed. Please also disclose whether those parameters may change.

b. Please explain the disclosure that AssetMark invests assets in Accounts in light of the disclosure on page 10 describing the roles of AssetMark and the Advisor.

RESPONSE

13.a. Disclosure has been added that details the parameters to which AssetMark has agreed. These parameters may not change for existing Certificate Owners, although the Company reserves the right to change or add risk criteria for new Certificates issued in the future.

13.b. As noted above, the disclosure in the prospectus included in the Amendment has been revised generally to disclose the respective roles of AssetMark and the Advisors.

14. Termination of the Contract and Certificate (pages 19-20).

a. The disclosure states that in the event the Contract is suspended or terminated by the Company, a Certificate Owner may elect to preserve the Withdrawal Guarantee by transferring the Account to an annuity contract offered by the Company or another account insured by the Company. Is an annuity contract a suitable product to be used in connection with the Certificate?

b. Please disclose, if applicable, that expenses for an alternative product may be greater than that for the Certificate.

c. Please explain to the staff why Genworth should be able to automatically terminate the Certificate if AssetMark fails to invest the assets in accordance with one of the designated Asset Allocation Models when the Certificate holder has not entered into an advisory relationship with AssetMark.

d. Please explain to the staff how many notices will be provided before a Certificate is terminated.

e. Please define the term “suspension” as it relates to the Certificates, including whether Withdrawal Guarantees are recalculated as scheduled and whether charges will continue to be imposed.

RESPONSE

14.a. The Company believes that it is potentially in a Certificate Owner’s best interests to have the opportunity to exchange his or her Certificate for an annuity contract issued by the Company or an account with respect to which a Certificate may be purchased, in

Mr. Mark Cowan

October 30, 2007

order to preserve the Withdrawal Guarantee under the existing Certificate. Whether a particular exchange for a specific Certificate Owner will be suitable will depend upon the facts and circumstances of each such potential exchange and will need to be addressed at the time of the proposed exchange.

14.b. The requested disclosure is included in the Amendment.

14.c. The Company has determined that AssetMark will be the advisor for all Certificate Owners for the purpose of providing Asset Allocation Models that meet the investment risk criteria required to maintain the guaranteed income benefits provided in the Certificate. The scope of this relationship is disclosed in the section of the prospectus included in the Amendment captioned “Management of Your AssetMark Account.” Because of the establishment of this advisory relationship, the Company believes it is appropriate to terminate any Certificate if AssetMark does not take steps to require that the Certificate Owner’s Account assets remain invested in accordance with an eligible Asset Allocation Model.

14.d. The section in the prospectus regarding suspension and termination of the Contract and the Certificates has been substantially revised and expanded, including the disclosure regarding the procedures for providing Certificate Owners with applicable notices regarding Contracts or Certificate suspension or termination.

14.e. As noted in the immediately preceding response, the disclosure regarding Contract or Certificate suspension and termination, has been substantially revised and expanded, and the Company believes the revised disclosure now adequately defines “suspension” as such term relates to the Certificate and the effect of such a suspension on the calculation of benefits.

15.	Sales of the Certificates (page 21).

Please discloses briefly the nature of the obligation of the underwriter to take the securities as required by Item 508(a) of Regulation S-K per Item 8 of Form S-1. Also, please describe the plan of distribution and the terms of any agreement, arrangement, or understanding entered into with broker(s) or dealer(s) prior to the effective date of the registration statement. Item 508(c)(2) of Regulation S-K.

RESPONSE

15. Disclosure regarding the nature of the underwriter to take the Certificates has been added. Additional detail about the plan of distribution will be added by subsequently-filed pre-effective amendment.

16.	Sales of the Certificate (pages 21-22).

The disclosure notes that, at times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firm. Please clarify what constitutes “non-cash” payments.

RESPONSE

16.	As disclosed in the prospectus, non-cash payments that Capital Brokerage Corporation may make for eligible registered representatives includes conferences, trips, prizes and awards. Other non-cash payments may be made as permitted by applicable law or regulation.

17. Experts (page 24).

Mr. Mark Cowan

October 30, 2007

Please complete disclosure as required by Item 509 of Regulation S-K by Item 10 of Form S-1.

RESPONSE

17. The requested disclosure will be added by subsequently-filed pre-effective amendment.

18. Disclosure of Commission Position on Indemnification.

Please include the disclosure regarding indemnification as required by Item 510 of Regulation S-K per Item 12A of Form S-1.

RESPONSE

18.	This requested disclosure is included in the Amendment.

PART II

19. Please include the financial schedules per Item 16(b) as required by Regulation S-X and Item 11(e) of Form S-1.

RESPONSE

19. The referenced schedules are included in the Company’s most recently-filed periodic report on Form 10-K, which is incorporated by reference into the Amendment as permitted by the “short-form” provisions of Form S-1. Accordingly, the Company does not believe they are required to be included in the Amendment.

20. Please explain to the staff why a power of attorney is not applicable to this registration statement.

RESPONSE

20. The signature pages were executed by each individual and not pursuant to a power of attorney.

21. Financial Statements, Exhibits, and Certain Other Information.

Any financial statements, exhibits, and any other required disclosure not included in this registration statement must be filed by pre-effective amendment to the registration statement.

Mr. Mark Cowan

October 30, 2007

RESPONSE

21. All such documents and disclosures are included in the Amendment or will be included in a subsequently-filed pre-effective amendment.

22. Representations.

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant is in possession of all facts relating to the registrant’s disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the Staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

RESPONSE

22. The requested representations will be included in a subsequently-filed pre-effective amendment.

*            *            *

It is anticipated that after resolution of any Staff comments relating to the Amendment, a final pre-effective amendment will be filed reflecting any remaining revisions to the prospectus and including any contractual agreements or other exhibits not included in the Registration Statement or the Amendment. The Company expects to file such final pre-effective amendment as soon as possible in order to achieve a launch of the product in November. The Company would greatly appreciate any efforts the Staff is able to make to assist the Company in meeting this goal.

If you have questions or comments on the Amendment, please contact the undersigned at 202.383.0590 (Thomas.conner@sablaw.com) or Heather Harker at 804.281.6910 (Heather.Harker@genworth.com).

Mr. Mark Cowan

October 30, 2007

Sincerely,

/s/ W. Thomas Conner
W. Thomas Conner

WTC/gth

Enclosures

cc:	Heather Harker Christopher Nicholas